Note 4 - Stockholders' Equity - Stock Options Exercise Price Range (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options outstanding (in shares)	121,633	81,633
Weighted- average exercise price (in dollars per share)		$ 215.60
Weighted- average remaining contractual life (Year)	6 years 146 days	5 years 36 days	4 years 255 days
Aggregate intrinsic value	$ 19,040		$ 108,000
Range One [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 8	$ 20
Range of exercise prices, upper limit (in dollars per share)	$ 10	$ 70
Number of options outstanding (in shares)	40,000	29,432
Weighted- average exercise price (in dollars per share)		$ 23
Weighted- average remaining contractual life (Year)	9 years 255 days	7 years 109 days
Aggregate intrinsic value	$ 19,040
Range Two [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 20	$ 70.20
Range of exercise prices, upper limit (in dollars per share)	$ 70	$ 260
Number of options outstanding (in shares)	29,432	26,612
Weighted- average exercise price (in dollars per share)		$ 195.20
Weighted- average remaining contractual life (Year)	7 years 36 days	4 years 109 days
Aggregate intrinsic value
Range Three [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 70.20	$ 260.20
Range of exercise prices, upper limit (in dollars per share)	$ 260	$ 520
Number of options outstanding (in shares)	26,612	17,189
Weighted- average exercise price (in dollars per share)		$ 295.80
Weighted- average remaining contractual life (Year)	4 years 36 days	3 years 36 days
Aggregate intrinsic value
Range Four [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 260.20	$ 520.20
Range of exercise prices, upper limit (in dollars per share)	$ 520	$ 780
Number of options outstanding (in shares)	17,189	3,275
Weighted- average exercise price (in dollars per share)		$ 617
Weighted- average remaining contractual life (Year)	2 years 292 days	2 years 182 days
Aggregate intrinsic value
Range Five [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 520.20	$ 780.20
Range of exercise prices, upper limit (in dollars per share)	$ 780	$ 1,120
Number of options outstanding (in shares)	3,275	5,125
Weighted- average exercise price (in dollars per share)		$ 900.60
Weighted- average remaining contractual life (Year)	2 years 73 days	4 years 219 days
Aggregate intrinsic value